SCHEDULE OF RESTRICTED SHARES UNITS GRANTED (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of options outstanding beginning balance	1,251	3,346	3,346
Number of options, granted	790	989
Number of options, vested	(7)
Number of options outstanding ending balance	2,034	3,960	1,251
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding beginning balance
Number of options, granted	4,334
Number of options, vested	(945)
Number of options outstanding ending balance	3,389